Nature of Operations and Basis of Presentation - Additional Information (Detail)	6 Months Ended	12 Months Ended
	Jun. 30, 2013 Country	Dec. 31, 2012 Country
Business And Basis Of Presentation [Line Items]
Number of countries in which the company has operations	20	18
Number of countries in which the company does business through a network of correspondent brokers and consultants	140	140